Expense Example	Aug. 31, 2025 USD ($)
EMQQ The Emerging Markets Internet ETF | EMQQ The Emerging Markets Internet ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
FMQQ The Next Frontier Internet ETF | FMQQ The Next Frontier Internet ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
INQQ The India Internet ETF | INQQ The India Internet ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,061